Accrued liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Accrued Liabilities, Current [Abstract]
Compensation related accruals	$ 2,641	$ 2,274
Interest and bank fees	783	702
Accrued property and equipment additions	657	902
Sales return provision	226	363
Professional and other service fees	1,025	814
Other	721	1,057
Total accrued liabilities	$ 6,053	$ 6,112